Summary of Significant Accounting Policies - Property and Equipment (Details) (USD$)	3 Months Ended
Nov. 30, 2013 Y
Computer Equipment
Minimum Useful Life (Years)	5.0
Maximum Useful Life (Years)	5.0
Equipment
Minimum Useful Life (Years)	5.0
Maximum Useful Life (Years)	10.0
Software
Minimum Useful Life (Years)	5.0
Maximum Useful Life (Years)	5.0
Furniture and Fixtures
Minimum Useful Life (Years)	5.0
Maximum Useful Life (Years)	10.0